Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Fund
September 30, 2023
SED-NPRT3-1123
1.924256.112
Nonconvertible Bonds - 34.6%
	Principal Amount (a)	Value ($)
Azerbaijan - 1.1%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	9,951,000	9,890,697
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	3,015,000	3,037,824
TOTAL AZERBAIJAN		12,928,521
Bahrain - 0.7%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	6,889,000	6,987,444
8.375% 11/7/28 (b)	1,065,000	1,119,965
TOTAL BAHRAIN		8,107,409
Brazil - 2.1%
Adecoagro SA 6% 9/21/27 (b)	3,125,000	2,935,938
Aegea Finance SARL 9% 1/20/31 (b)	1,045,000	1,050,748
Azul Secured Finance LLP:
11.5% 5/28/29 (b)	3,722,238	3,191,819
11.93% 8/28/28 (b)	1,710,000	1,694,405
Braskem Netherlands BV 7.25% 2/13/33 (b)	730,000	669,848
CSN Islands XI Corp. 6.75% 1/28/28 (b)	1,250,000	1,156,250
CSN Resources SA 5.875% 4/8/32 (b)	2,115,000	1,704,690
Embraer Netherlands Finance BV:
5.4% 2/1/27	1,100,000	1,069,739
6.95% 1/17/28 (b)	1,620,000	1,618,915
7% 7/28/30 (b)	1,820,000	1,800,117
MARB BondCo PLC 3.95% 1/29/31 (b)	1,295,000	955,127
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	3,666,925	2,789,613
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	2,270,000	2,059,458
Nexa Resources SA 6.5% 1/18/28 (b)	1,580,000	1,495,960
TOTAL BRAZIL		24,192,627
Burkina Faso - 0.2%
Endeavour Mining PLC 5% 10/14/26 (b)	3,310,000	2,937,426
Cambodia - 0.3%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	3,200,000	3,075,456
Chile - 1.8%
Antofagasta PLC:
2.375% 10/14/30 (b)	3,865,000	3,006,545
5.625% 5/13/32 (b)	1,390,000	1,317,720
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)	1,040,000	1,032,200
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)	2,000,000	1,695,240
3.15% 1/14/30 (b)	1,645,000	1,390,255
3.15% 1/15/51 (b)	1,865,000	1,092,890
3.7% 1/30/50 (b)	3,765,000	2,437,800
4.5% 8/1/47 (b)	1,970,000	1,480,711
5.125% 2/2/33 (b)	1,575,000	1,451,583
5.95% 1/8/34 (b)	955,000	924,100
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)	585,000	558,739
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,287,000	2,066,876
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	933,000	515,268
5.125% 1/15/28 (b)	3,749,000	2,099,178
TOTAL CHILE		21,069,105
China - 1.7%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	3,775,000	3,444,650
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)	3,430,000	3,283,995
Lenovo Group Ltd. 3.421% 11/2/30 (b)	2,915,000	2,372,664
Meituan:
2.125% 10/28/25 (b)	4,740,000	4,352,884
3.05% 10/28/30 (b)	1,995,000	1,546,125
Prosus NV:
3.061% 7/13/31 (b)	1,675,000	1,243,604
3.832% 2/8/51 (b)	1,590,000	871,574
4.027% 8/3/50 (b)	650,000	370,565
4.193% 1/19/32 (b)	3,505,000	2,790,996
TOTAL CHINA		20,277,057
Colombia - 1.4%
Ecopetrol SA 8.875% 1/13/33	1,675,000	1,631,827
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	5,545,000	3,930,019
Gcm Mining Corp. 6.875% 8/9/26 (b)	3,895,000	3,096,525
GeoPark Ltd. 5.5% 1/17/27 (b)	2,685,000	2,288,963
Oleoducto Central SA 4% 7/14/27 (b)	2,483,000	2,212,353
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	3,041,875	2,836,548
TOTAL COLOMBIA		15,996,235
Costa Rica - 0.2%
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)	2,280,000	2,278,381
Georgia - 0.3%
JSC Georgian Railway 4% 6/17/28 (b)	3,580,000	3,096,342
Ghana - 1.2%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	9,060,000	8,509,333
Tullow Oil PLC:
7% 3/1/25 (b)	1,060,000	806,925
10.25% 5/15/26 (b)	5,670,000	4,904,607
TOTAL GHANA		14,220,865
Guatemala - 0.6%
CT Trust 5.125% 2/3/32 (b)	3,975,000	3,076,650
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	2,970,000	2,702,700
Millicom International Cellular SA 4.5% 4/27/31 (b)	2,050,000	1,460,625
TOTAL GUATEMALA		7,239,975
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)	1,070,000	1,051,115
India - 0.3%
CA Magnum Holdings 5.375% 10/31/26 (b)	3,545,000	3,127,895
Indonesia - 1.5%
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	3,120,000	2,930,710
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)	3,730,000	3,462,410
PT Adaro Indonesia 4.25% 10/31/24 (b)	3,515,000	3,380,903
PT Freeport Indonesia:
4.763% 4/14/27 (b)	1,225,000	1,162,096
5.315% 4/14/32 (b)	2,085,000	1,876,917
6.2% 4/14/52 (b)	1,420,000	1,187,319
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)	2,955,000	2,749,997
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)	1,140,000	1,110,200
TOTAL INDONESIA		17,860,552
Israel - 0.7%
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S) (b)	3,470,000	3,222,936
8.5% 9/30/33 (Reg. S) (b)	1,300,000	1,296,100
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)	3,640,000	3,537,352
6.5% 6/30/27 (Reg. S) (b)	645,000	611,138
TOTAL ISRAEL		8,667,526
Kazakhstan - 0.7%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	2,010,000	1,503,440
5.75% 4/19/47 (b)	1,010,000	785,356
Nostrum Oil & Gas Finance BV:
5% 6/30/26 (b)	3,543,000	2,128,493
14% 6/30/26 pay-in-kind (b)(c)	2,334,603	601,160
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	3,800,000	2,877,740
TOTAL KAZAKHSTAN		7,896,189
Kuwait - 0.3%
Meglobal BV 4.25% 11/3/26 (b)	1,930,000	1,829,698
MEGlobal Canada, Inc. 5% 5/18/25 (b)	1,635,000	1,593,357
TOTAL KUWAIT		3,423,055
Luxembourg - 0.1%
TMS Issuer SARL 5.78% 8/23/32 (b)	1,670,000	1,666,977
Malaysia - 1.0%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	3,610,000	2,834,175
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	945,000	908,466
3.75% 4/6/27 (b)	3,090,000	2,854,851
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	5,315,000	3,281,109
3.5% 4/21/30 (b)	1,730,000	1,527,763
TOTAL MALAYSIA		11,406,364
Mauritius - 0.2%
AXIAN Telecom 7.375% 2/16/27 (b)	2,870,000	2,562,135
Mexico - 4.5%
Braskem Idesa SAPI:
6.99% 2/20/32 (b)	575,000	345,052
7.45% 11/15/29 (b)	1,400,000	869,904
Comision Federal de Electricidad:
3.348% 2/9/31 (b)	735,000	573,300
4.688% 5/15/29 (b)	3,085,000	2,761,075
Petroleos Mexicanos:
6.5% 3/13/27	1,725,000	1,512,678
6.5% 6/2/41	2,587,000	1,547,841
6.625% 6/15/35	15,841,000	10,568,165
6.7% 2/16/32	4,827,000	3,574,394
6.75% 9/21/47	10,407,000	6,094,599
6.875% 10/16/25	2,295,000	2,192,345
6.875% 8/4/26	2,485,000	2,276,111
6.95% 1/28/60	9,575,000	5,640,872
7.69% 1/23/50	16,573,000	10,592,467
TV Azteca SA de CV 8.25% (Reg. S) (d)	10,535,000	3,858,444
TOTAL MEXICO		52,407,247
Morocco - 0.4%
OCP SA:
3.75% 6/23/31 (b)	3,150,000	2,478,735
6.875% 4/25/44 (b)	2,320,000	1,942,002
TOTAL MOROCCO		4,420,737
Nigeria - 0.7%
Access Bank PLC 6.125% 9/21/26 (b)	3,295,000	2,778,410
IHS Holding Ltd. 5.625% 11/29/26 (b)	2,420,000	1,987,401
IHS Netherlands Holdco BV 8% 9/18/27 (b)	3,490,000	2,909,229
TOTAL NIGERIA		7,675,040
Oman - 0.1%
Lamar Funding Ltd. 3.958% 5/7/25 (b)	1,015,000	966,016
Panama - 0.8%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	2,915,000	2,260,874
5.125% 8/11/61 (b)	1,230,000	896,879
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,060,000	1,804,292
Cable Onda SA 4.5% 1/30/30 (b)	4,955,000	4,013,550
SPARC EM SPC 0% 12/5/22 (b)	57,671	57,596
TOTAL PANAMA		9,033,191
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	3,800,000	3,460,432
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)	1,235,000	713,262
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)	2,100,000	1,830,318
Volcan Compania Minera SAA 4.375% 2/11/26 (b)	1,345,000	765,682
TOTAL PERU		3,309,262
Qatar - 2.0%
Qatar Petroleum:
1.375% 9/12/26 (b)	3,255,000	2,899,456
2.25% 7/12/31 (b)	7,425,000	5,936,362
3.125% 7/12/41 (b)	4,005,000	2,756,041
3.3% 7/12/51 (b)	9,800,000	6,331,094
QNB Finance Ltd. 2.625% 5/12/25 (Reg. S)	3,305,000	3,124,878
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	2,755,000	2,292,353
TOTAL QATAR		23,340,184
Saudi Arabia - 2.9%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	6,860,000	5,546,790
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)	2,260,000	2,211,455
6.51% 2/23/42 (b)	1,685,000	1,656,658
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)	2,530,000	2,273,585
Saudi Arabian Oil Co.:
2.25% 11/24/30 (b)	4,120,000	3,294,723
3.25% 11/24/50 (b)	4,170,000	2,607,293
3.5% 4/16/29 (b)	11,299,000	10,161,191
4.25% 4/16/39 (b)	3,505,000	2,840,312
4.375% 4/16/49 (b)	3,671,000	2,820,833
TOTAL SAUDI ARABIA		33,412,840
South Africa - 2.5%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	3,515,000	3,196,506
7.125% 2/11/25 (b)	8,380,000	8,154,075
8.45% 8/10/28 (b)	1,310,000	1,242,312
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	4,940,000	3,115,707
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (b)	1,860,000	1,807,994
Sasol Financing U.S.A. LLC:
4.375% 9/18/26	5,555,000	4,906,898
8.75% 5/3/29 (b)	820,000	788,410
Stillwater Mining Co.:
4% 11/16/26 (b)	3,120,000	2,702,918
4.5% 11/16/29 (b)	1,390,000	1,066,283
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	1,985,000	1,760,377
TOTAL SOUTH AFRICA		28,741,480
Tanzania - 0.1%
HTA Group Ltd. 7% 12/18/25 (b)	1,915,000	1,842,287
Ukraine - 0.3%
Biz Finance PLC 9.75% 1/22/25 (b)	880,500	792,450
NAK Naftogaz Ukraine:
7.625% 11/8/28 (b)	1,235,000	617,500
7.65% (Reg. S) (d)	3,502,650	2,346,776
TOTAL UKRAINE		3,756,726
United Arab Emirates - 2.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	2,460,000	1,887,976
4.696% 4/24/33 (b)	1,945,000	1,852,613
4.875% 4/23/30 (b)	545,000	534,029
DAE Funding LLC 1.55% 8/1/24 (b)	3,570,000	3,410,778
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	1,075,000	959,631
3.875% 7/18/29 (Reg. S)	3,900,000	3,534,863
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)	5,915,000	4,577,973
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	2,095,000	2,034,266
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)	1,515,000	1,322,080
3.375% 3/28/32 (Reg. S)	570,000	494,270
4.375% 11/22/33 (b)	1,715,000	1,564,680
5.084% 5/22/53 (b)	3,040,000	2,690,400
5.5% 4/28/33 (b)	1,620,000	1,612,418
TOTAL UNITED ARAB EMIRATES		26,475,977
United States of America - 0.3%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	3,810,000	3,061,321
Uzbekistan - 0.2%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)	1,725,000	1,589,846
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	1,145,000	923,282
TOTAL UZBEKISTAN		2,513,128
Venezuela - 0.2%
Petroleos de Venezuela SA:
5.375% (d)	6,115,000	321,038
5.5% (d)	3,475,000	182,438
6% (b)(d)	15,840,000	831,600
6% (b)(d)	8,980,000	471,450
9.75% (b)(d)	12,585,000	660,713
12.75% (b)(d)	3,065,000	160,913
TOTAL VENEZUELA		2,628,152
Vietnam - 0.2%
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	2,770,000	2,506,435
TOTAL NONCONVERTIBLE BONDS (Cost $493,752,708)		402,631,662

Government Obligations - 58.8%
		Principal Amount (a)	Value ($)
Angola - 1.6%
Angola Republic:
8% 11/26/29 (b)		2,290,000	1,878,487
8.25% 5/9/28 (b)		5,065,000	4,374,641
8.75% 4/14/32 (b)		2,575,000	2,064,403
9.125% 11/26/49 (b)		3,555,000	2,540,296
9.375% 5/8/48 (b)		3,125,000	2,296,594
9.5% 11/12/25 (b)		5,565,000	5,431,885
TOTAL ANGOLA			18,586,306
Argentina - 1.5%
Argentine Republic:
0.75% 7/9/30 (e)		20,734,632	5,914,968
1% 7/9/29		4,963,783	1,360,672
3.625% 7/9/35 (e)		17,033,027	4,223,850
4.25% 1/9/38 (e)		10,211,997	2,988,132
Buenos Aires Province 6.375% 9/1/37 (b)(e)		3,235,000	1,050,987
Provincia de Cordoba 6.875% 12/10/25 (b)		2,679,528	2,210,611
TOTAL ARGENTINA			17,749,220
Armenia - 0.3%
Republic of Armenia 3.6% 2/2/31 (b)		3,805,000	2,860,980
Bahrain - 0.2%
Bahrain Kingdom 5.625% 5/18/34 (b)		3,055,000	2,604,204
Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		3,170,000	2,946,927
Benin - 0.1%
Republic of Benin 4.875% 1/19/32 (b)	EUR	1,920,000	1,502,608
Bermuda - 0.4%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	420,551
3.375% 8/20/50 (b)		965,000	600,153
3.717% 1/25/27 (b)		620,000	579,235
4.75% 2/15/29 (b)		2,270,000	2,144,900
5% 7/15/32 (b)		1,005,000	931,404
TOTAL BERMUDA			4,676,243
Brazil - 1.6%
Brazilian Federative Republic:
3.875% 6/12/30		5,500,000	4,785,495
4.75% 1/14/50		4,150,000	2,870,763
5.625% 2/21/47		2,183,000	1,731,970
6% 10/20/33		1,880,000	1,772,840
7.125% 1/20/37		2,080,000	2,084,867
8.25% 1/20/34		5,204,000	5,674,702
TOTAL BRAZIL			18,920,637
Chile - 1.4%
Chilean Republic:
2.45% 1/31/31		7,745,000	6,357,561
3.1% 1/22/61		7,500,000	4,257,375
3.5% 1/31/34		1,775,000	1,465,103
4% 1/31/52		985,000	714,608
4.34% 3/7/42		1,410,000	1,136,700
5.33% 1/5/54		2,835,000	2,520,315
TOTAL CHILE			16,451,662
Colombia - 2.4%
Colombian Republic:
3% 1/30/30		10,600,000	8,113,134
3.125% 4/15/31		4,300,000	3,175,550
3.875% 2/15/61		1,490,000	769,779
4.125% 5/15/51		3,120,000	1,731,600
5% 6/15/45		8,500,000	5,573,110
5.2% 5/15/49		5,390,000	3,537,888
6.125% 1/18/41		1,475,000	1,156,046
7.375% 9/18/37		845,000	777,654
7.5% 2/2/34		1,110,000	1,046,342
8% 4/20/33		1,720,000	1,699,308
TOTAL COLOMBIA			27,580,411
Costa Rica - 1.0%
Costa Rican Republic:
5.625% 4/30/43 (b)		3,955,000	3,264,338
6.125% 2/19/31 (b)		3,720,000	3,584,071
6.55% 4/3/34 (b)		2,750,000	2,670,773
7% 4/4/44 (b)		1,965,000	1,854,822
TOTAL COSTA RICA			11,374,004
Dominican Republic - 3.3%
Dominican Republic:
4.5% 1/30/30 (b)		7,180,000	6,068,321
4.875% 9/23/32 (b)		6,360,000	5,162,348
5.3% 1/21/41 (b)		2,450,000	1,797,663
5.875% 1/30/60 (b)		6,775,000	4,829,965
5.95% 1/25/27 (b)		4,186,000	4,045,518
6% 7/19/28 (b)		2,999,000	2,847,730
6.4% 6/5/49 (b)		1,662,000	1,310,886
6.5% 2/15/48 (b)		3,345,000	2,701,355
6.85% 1/27/45 (b)		4,046,000	3,433,638
7.05% 2/3/31 (b)		1,215,000	1,171,953
7.45% 4/30/44 (b)		6,031,000	5,489,899
TOTAL DOMINICAN REPUBLIC			38,859,276
Ecuador - 1.1%
Ecuador Republic:
2.5% 7/31/40 (b)(e)		2,800,000	917,756
3.5% 7/31/35 (b)(e)		14,640,000	5,406,552
6% 7/31/30 (b)(e)		12,685,000	6,446,517
TOTAL ECUADOR			12,770,825
Egypt - 2.0%
Arab Republic of Egypt:
5.875% 2/16/31 (b)		2,625,000	1,441,440
7.0529% 1/15/32 (b)		830,000	475,449
7.5% 1/31/27 (b)		5,596,000	4,027,273
7.5% 2/16/61 (b)		6,070,000	3,047,079
7.6003% 3/1/29 (b)		8,726,000	5,594,588
7.903% 2/21/48 (b)		3,265,000	1,667,044
8.5% 1/31/47 (b)		7,939,000	4,225,295
8.7002% 3/1/49 (b)		3,665,000	1,960,482
8.875% 5/29/50 (b)		1,945,000	1,050,008
TOTAL EGYPT			23,488,658
El Salvador - 0.3%
El Salvador Republic:
6.375% 1/18/27 (b)		435,000	353,163
7.1246% 1/20/50 (b)		3,292,000	2,123,669
7.625% 2/1/41 (b)		1,035,000	705,435
7.65% 6/15/35 (b)		1,185,000	835,911
TOTAL EL SALVADOR			4,018,178
Gabon - 0.4%
Gabonese Republic:
6.95% 6/16/25 (b)		2,410,000	2,141,430
7% 11/24/31 (b)		3,620,000	2,685,135
TOTAL GABON			4,826,565
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		2,915,000	2,594,875
Ghana - 0.8%
Ghana Republic:
7.75% (b)(d)		3,695,000	1,628,239
8.125% (b)(d)		1,603,076	747,915
8.125% (b)(d)		6,670,000	2,919,926
8.627% (b)(d)		2,845,000	1,197,745
10.75% 10/14/30 (b)		4,845,000	3,239,609
TOTAL GHANA			9,733,434
Guatemala - 0.8%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	439,745
5.25% 8/10/29 (b)		1,200,000	1,104,072
5.375% 4/24/32 (b)		2,015,000	1,839,332
6.125% 6/1/50 (b)		1,355,000	1,165,652
6.6% 6/13/36 (b)		4,410,000	4,233,600
TOTAL GUATEMALA			8,782,401
Honduras - 0.1%
Republic of Honduras 6.25% 1/19/27 (b)		615,000	577,485
Hungary - 0.9%
Hungarian Republic:
2.125% 9/22/31 (b)		2,950,000	2,169,578
3.125% 9/21/51 (b)		5,810,000	3,208,456
5.25% 6/16/29 (b)		1,585,000	1,512,629
5.5% 6/16/34 (b)		1,650,000	1,502,639
6.25% 9/22/32 (b)		1,125,000	1,096,571
6.75% 9/25/52 (b)		1,150,000	1,090,212
TOTAL HUNGARY			10,580,085
Indonesia - 2.6%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,372,280
5.125% 1/15/45 (b)		3,353,000	3,027,323
5.25% 1/17/42 (b)		3,000,000	2,776,200
5.45% 9/20/52		2,955,000	2,710,799
5.95% 1/8/46 (b)		2,100,000	2,084,418
6.625% 2/17/37 (b)		3,549,000	3,764,424
6.75% 1/15/44 (b)		3,035,000	3,283,111
7.75% 1/17/38 (b)		4,298,000	5,028,660
8.5% 10/12/35 (b)		4,169,000	5,092,975
TOTAL INDONESIA			30,140,190
Ivory Coast - 0.9%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	5,335,000	4,650,872
6.375% 3/3/28 (b)		5,580,000	5,208,372
TOTAL IVORY COAST			9,859,244
Jamaica - 0.2%
Jamaican Government 7.875% 7/28/45		1,685,000	1,847,973
Jordan - 0.7%
Jordanian Kingdom:
5.85% 7/7/30 (b)		2,325,000	2,057,230
6.125% 1/29/26 (b)		985,000	962,345
7.375% 10/10/47 (b)		2,005,000	1,642,857
7.5% 1/13/29 (b)		1,410,000	1,377,048
7.75% 1/15/28 (b)		1,725,000	1,713,391
TOTAL JORDAN			7,752,871
Kenya - 0.9%
Republic of Kenya:
6.3% 1/23/34 (b)		3,575,000	2,372,370
6.875% 6/24/24 (b)		3,235,000	2,988,072
7% 5/22/27 (b)		4,840,000	4,092,365
7.25% 2/28/28 (b)		570,000	457,533
8% 5/22/32 (b)		685,000	530,875
TOTAL KENYA			10,441,215
Lebanon - 0.1%
Lebanese Republic:
5.8% (d)		5,875,000	467,580
6% (d)		1,587,000	126,960
6.1% (d)		685,000	54,238
6.375% (d)		7,072,000	565,477
TOTAL LEBANON			1,214,255
Mexico - 2.3%
United Mexican States:
3.25% 4/16/30		4,960,000	4,214,760
3.75% 1/11/28		3,415,000	3,157,953
4.5% 4/22/29		2,040,000	1,898,771
4.75% 4/27/32		970,000	872,059
5.75% 10/12/2110		3,295,000	2,613,989
6.05% 1/11/40		10,222,000	9,432,555
6.338% 5/4/53		1,695,000	1,538,213
6.35% 2/9/35		2,485,000	2,426,329
TOTAL MEXICO			26,154,629
Mongolia - 0.1%
Mongolia Government 5.125% 4/7/26 (b)		1,240,000	1,158,160
Morocco - 0.2%
Moroccan Kingdom 6.5% 9/8/33 (b)		2,740,000	2,687,885
Nigeria - 2.1%
Republic of Nigeria:
6.125% 9/28/28 (b)		4,880,000	3,878,331
6.5% 11/28/27 (b)		5,087,000	4,236,657
7.143% 2/23/30 (b)		4,110,000	3,235,967
7.625% 11/21/25 (b)		5,383,000	5,139,688
7.625% 11/28/47 (b)		5,315,000	3,519,540
7.696% 2/23/38 (b)		980,000	683,207
7.875% 2/16/32 (b)		1,635,000	1,285,486
8.375% 3/24/29 (b)		3,095,000	2,647,896
TOTAL NIGERIA			24,626,772
Oman - 2.7%
Sultanate of Oman:
5.625% 1/17/28 (b)		6,505,000	6,326,243
6% 8/1/29 (b)		3,625,000	3,549,129
6.25% 1/25/31 (b)		4,805,000	4,739,123
6.5% 3/8/47 (b)		8,100,000	7,217,505
6.75% 10/28/27 (b)		1,585,000	1,609,948
6.75% 1/17/48 (b)		7,720,000	7,075,457
7% 1/25/51 (b)		490,000	460,629
TOTAL OMAN			30,978,034
Pakistan - 0.6%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		6,130,000	3,152,169
6.875% 12/5/27 (b)		5,905,000	2,981,907
7.875% 3/31/36 (b)		2,025,000	946,546
TOTAL PAKISTAN			7,080,622
Panama - 1.8%
Panamanian Republic:
2.252% 9/29/32		5,065,000	3,653,233
3.16% 1/23/30		3,670,000	3,075,974
3.298% 1/19/33		5,355,000	4,171,277
3.87% 7/23/60		3,880,000	2,225,180
4.3% 4/29/53		1,795,000	1,165,655
4.5% 5/15/47		2,005,000	1,409,014
4.5% 4/16/50		2,680,000	1,820,926
6.4% 2/14/35		2,700,000	2,609,280
6.853% 3/28/54		1,030,000	956,005
TOTAL PANAMA			21,086,544
Paraguay - 0.8%
Republic of Paraguay:
2.739% 1/29/33 (b)		1,305,000	988,968
4.95% 4/28/31 (b)		3,865,000	3,564,226
5.4% 3/30/50 (b)		3,925,000	3,086,620
5.6% 3/13/48 (b)		1,925,000	1,556,709
TOTAL PARAGUAY			9,196,523
Peru - 1.0%
Peruvian Republic:
2.783% 1/23/31		3,585,000	2,929,268
3% 1/15/34		5,225,000	4,009,979
3.3% 3/11/41		7,075,000	4,888,188
TOTAL PERU			11,827,435
Philippines - 0.7%
Philippine Republic:
2.65% 12/10/45		2,130,000	1,278,660
2.95% 5/5/45		865,000	551,239
5% 7/17/33		1,135,000	1,089,975
5.5% 1/17/48		1,005,000	943,926
5.609% 4/13/33		1,670,000	1,670,935
5.95% 10/13/47		2,670,000	2,647,091
TOTAL PHILIPPINES			8,181,826
Poland - 0.2%
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (b)		1,050,000	987,000
Polish Government 5.5% 4/4/53		1,945,000	1,755,518
TOTAL POLAND			2,742,518
Qatar - 2.6%
State of Qatar:
3.75% 4/16/30 (b)		10,275,000	9,569,108
4% 3/14/29 (b)		3,585,000	3,410,339
4.4% 4/16/50 (b)		9,660,000	7,855,029
4.817% 3/14/49 (b)		8,149,000	7,064,287
5.103% 4/23/48 (b)		2,960,000	2,672,199
TOTAL QATAR			30,570,962
Romania - 1.5%
Romanian Republic:
3% 2/27/27 (b)		2,618,000	2,377,929
3% 2/14/31 (b)		5,296,000	4,248,822
3.375% 1/28/50 (Reg. S)	EUR	3,875,000	2,410,665
3.624% 5/26/30 (b)	EUR	1,665,000	1,509,317
3.625% 3/27/32 (b)		2,618,000	2,123,643
4% 2/14/51 (b)		3,100,000	1,965,741
7.125% 1/17/33 (b)		1,150,000	1,175,047
7.625% 1/17/53 (b)		1,138,000	1,159,508
TOTAL ROMANIA			16,970,672
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		3,410,000	2,634,020
Saudi Arabia - 1.3%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		4,030,000	3,078,356
3.45% 2/2/61 (b)		2,775,000	1,693,832
3.625% 3/4/28 (b)		1,770,000	1,647,020
3.75% 1/21/55 (b)		3,755,000	2,484,721
4.5% 10/26/46 (b)		3,471,000	2,730,601
4.5% 4/22/60 (b)		2,055,000	1,574,027
4.625% 10/4/47 (b)		3,040,000	2,408,592
TOTAL SAUDI ARABIA			15,617,149
Senegal - 0.3%
Republic of Senegal:
6.25% 5/23/33 (b)		2,700,000	2,161,512
6.75% 3/13/48 (b)		1,385,000	926,205
TOTAL SENEGAL			3,087,717
Serbia - 0.5%
Republic of Serbia:
2.125% 12/1/30 (b)		5,110,000	3,750,485
6.25% 5/26/28 (b)		865,000	847,008
6.5% 9/26/33 (b)		1,435,000	1,363,523
TOTAL SERBIA			5,961,016
South Africa - 1.0%
South African Republic:
4.85% 9/30/29		2,130,000	1,823,685
5% 10/12/46		880,000	542,758
5.65% 9/27/47		6,075,000	4,042,123
5.75% 9/30/49		7,030,000	4,657,024
TOTAL SOUTH AFRICA			11,065,590
Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(d)		4,350,000	1,999,521
6.825% (b)(d)		3,085,000	1,468,965
6.85% (b)(d)		5,000,000	2,393,750
7.55% (b)(d)		3,405,000	1,570,420
7.85% (b)(d)		6,363,000	2,932,452
TOTAL SRI LANKA			10,365,108
Turkey - 2.9%
Turkish Republic:
4.75% 1/26/26		2,030,000	1,892,122
4.875% 4/16/43		5,290,000	3,346,666
5.125% 2/17/28		3,070,000	2,736,291
5.75% 5/11/47		4,040,000	2,729,747
5.95% 1/15/31		2,685,000	2,279,216
6% 1/14/41		4,622,000	3,407,338
6.125% 10/24/28		2,140,000	1,951,787
6.375% 10/14/25		4,480,000	4,350,573
6.625% 2/17/45		150,000	114,383
6.75% 5/30/40		2,112,000	1,675,745
9.125% 7/13/30		3,825,000	3,835,748
9.375% 3/14/29		5,270,000	5,398,166
9.375% 1/19/33		515,000	523,168
TOTAL TURKEY			34,240,950
Ukraine - 1.1%
Ukraine Government:
6.876% 5/21/31 (b)		3,585,000	932,100
7.253% 3/15/35 (b)		3,445,000	900,868
7.375% 9/25/34 (b)		2,130,000	556,995
7.75% 9/1/24 (b)		9,099,000	3,070,913
7.75% 9/1/25 (b)		9,100,000	2,980,250
7.75% 9/1/26 (b)		5,364,000	1,582,380
7.75% 9/1/27 (b)		1,750,000	498,750
7.75% 9/1/28 (b)		1,895,000	540,075
7.75% 9/1/29 (b)		2,594,000	736,696
7.75% 8/1/41 (b)(c)		2,230,000	1,020,225
9.75% 11/1/30 (b)		425,000	125,375
TOTAL UKRAINE			12,944,627
United Arab Emirates - 1.3%
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		1,740,000	1,661,700
Emirate of Abu Dhabi:
3.125% 9/30/49 (b)		13,102,000	8,504,770
3.875% 4/16/50 (b)		2,990,000	2,236,042
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		4,165,000	2,830,242
TOTAL UNITED ARAB EMIRATES			15,232,754
United States of America - 4.5%
U.S. Treasury Bonds:
2.875% 5/15/52		40,530,000	28,736,704
3.25% 5/15/42		9,177,000	7,312,922
3.625% 2/15/53		7,413,000	6,130,783
U.S. Treasury Notes:
3.625% 3/31/30		4,389,000	4,139,890
3.75% 5/31/30		3,633,000	3,449,079
4% 2/28/30		2,772,000	2,673,248
TOTAL UNITED STATES OF AMERICA			52,442,626
Uruguay - 0.5%
Uruguay Republic 5.1% 6/18/50		6,360,000	5,635,278
Uzbekistan - 0.4%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,595,000	1,244,786
3.9% 10/19/31 (b)		2,880,000	2,240,410
5.375% 2/20/29 (b)		1,145,000	1,023,401
TOTAL UZBEKISTAN			4,508,597
Venezuela - 0.4%
Venezuelan Republic:
9.25% (d)		27,915,000	2,721,713
11.95% (Reg. S) (d)		17,015,000	1,658,963
12.75% (d)		3,625,000	353,438
TOTAL VENEZUELA			4,734,114
Vietnam - 0.6%
Vietnamese Socialist Republic 5.5% 3/12/28		7,812,167	7,437,964
Zambia - 0.2%
Republic of Zambia:
8.5% (b)(d)		585,000	319,363
8.97% (b)(d)		4,490,000	2,431,290
TOTAL ZAMBIA			2,750,653
TOTAL GOVERNMENT OBLIGATIONS (Cost $854,321,472)			684,661,477

Common Stocks - 0.0%
	Shares	Value ($)
Kazakhstan - 0.0%
Nostrum Oil & Gas LP warrants (f)(g) (Cost $0)	266,460	3

Preferred Securities - 1.6%
	Principal Amount (a)	Value ($)
Kuwait - 0.1%
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(h)	1,890,000	1,735,474
Mexico - 0.8%
Banco Mercantil del Norte SA:
6.75% (b)(c)(h)	1,970,000	1,903,513
7.625% (b)(c)(h)	2,780,000	2,559,435
CEMEX S.A.B. de CV:
5.125% (b)(c)(h)	3,625,000	3,370,163
9.125% (b)(c)(h)	1,175,000	1,219,063
TOTAL MEXICO		9,052,174
Russia - 0.0%
Tinkoff Credit Systems 6% (b)(c)(d)(g)(h)	1,625,000	81,250
United Arab Emirates - 0.7%
DP World Salaam 6% (Reg. S) (c)(h)	4,625,000	4,553,868
Emirates NBD Bank PJSC 6.125% (Reg. S) (c)(h)	3,255,000	3,205,980
TOTAL UNITED ARAB EMIRATES		7,759,848
TOTAL PREFERRED SECURITIES (Cost $21,734,894)		18,628,746

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i) (Cost $38,098,232)	38,090,614	38,098,232

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $1,407,907,306)	1,144,020,120
NET OTHER ASSETS (LIABILITIES) - 1.8%	20,508,245
NET ASSETS - 100.0%	1,164,528,365

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $749,599,248 or 64.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Non-income producing
(g)	Level 3 security
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	14,215,744	309,836,120	285,953,632	848,990	-	-	38,098,232	0.1%
Total	14,215,744	309,836,120	285,953,632	848,990	-	-	38,098,232

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.